Derivative Financial Instruments - Collateral and Credit Default Swaps - Additional Information (Detail) (USD $)				9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Not Designated as Hedging Instrument Credit contracts	Dec. 31, 2012 Not Designated as Hedging Instrument Credit contracts	Dec. 31, 2011 Not Designated as Hedging Instrument Credit contracts	Nov. 08, 2013 Not Designated as Hedging Instrument Subsequent Event Credit contracts	Nov. 05, 2013 Not Designated as Hedging Instrument Subsequent Event Credit contracts	Sep. 30, 2013 Derivatives Not Designated as Hedging Instrument Credit contracts	Dec. 31, 2012 Derivatives Not Designated as Hedging Instrument Credit contracts	Dec. 31, 2011 Derivatives Not Designated as Hedging Instrument Credit contracts	Sep. 30, 2013 Cash collateral, included in Payables Over the Counter [Member]	Dec. 31, 2012 Cash collateral, included in Payables Over the Counter [Member]	Sep. 30, 2013 Cash collateral, included in Payables Exchange Cleared [Member]	Sep. 30, 2013 Securities Pledged as Collateral	Dec. 31, 2012 Securities Pledged as Collateral	Dec. 31, 2011 Securities Pledged as Collateral
Derivatives, Fair Value [Line Items]
Fair value of credit default swaps included in Derivatives assets	$ 1,225,200,000	$ 2,601,900,000	$ 2,904,000,000						$ 25,800,000	$ 63,300,000	$ 178,000,000
Fair value of credit default swaps included in Derivatives liabilities	4,062,900,000	5,685,400,000	5,891,100,000						6,600,000	52,700,000	231,300,000
Maximum potential future net exposure on sale of credit default swaps				1,200,000,000	1,100,000,000	1,300,000,000		1,700,000,000
Purchased protection on credit default swaps				1,000,000,000	1,000,000,000	1,000,000,000	500,000,000
Collateralized financings	4,627,100,000	3,829,400,000	2,057,100,000									133,800,000	890,300,000	7,400,000
Fair value of securities delivered as collateral															$ 916,500,000	$ 1,000,000,000	$ 1,300,000,000
Maturity period of derivative									5 years